Hartford Dynamic Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hartford Dynamic Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.52%	4.70%	10.26%